SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September	December	March	June
	2015	2015	2016	2016
	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,637	$1,622	$1,764	$1,789
Total interest expense	311	320	402	398

Net interest income	1,326	1,302	1,362	1,391
Provision for loan losses	19	28	21	(12)

Net interest income after provision for loan losses	1,307	1,274	1,341	1,403
Total noninterest income	139	156	131	146
Total noninterest expense	943	944	939	947

Income before income taxes	503	486	533	602
Income taxes	192	193	204	210

Net income	$311	$293	$329	$392

Per share data:
Net income
Basic	$0.16	$0.16	$0.17	$0.20
Diluted	0.16	0.16	0.17	0.20
Average shares outstanding
Basic	1,909,262	1,910,190	1,910,222	1,909,922
Diluted	1,909,262	1,910,190	1,910,222	1,909,922

	Three Months Ended
	September	December	March	June
	2014	2014	2015	2015
	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,520	$1,537	$1,740	$1,581
Total interest expense	288	285	284	298

Net interest income	1,232	1,252	1,456	1,283
Provision for loan losses	3	18	31	18

Net interest income after provision for loan losses	1,229	1,234	1,425	1,265
Total noninterest income	138	145	132	143
Total noninterest expense	915	988	894	909

Income before income taxes	452	391	663	499
Income taxes	153	125	203	177

Net income	$299	$266	$460	$322

Per share data:
Net income
Basic	$0.15	$0.14	$0.24	$0.16
Diluted	0.15	0.14	0.24	0.16
Average shares outstanding
Basic	1,959,381	1,949,046	1,919,135	1,919,627
Diluted	1,959,381	1,949,046	1,919,135	1,919,627

Schedule of Quarterly Common Stock Market Price and Dividend Information

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2016	$12.50	$10.73	$0.08
March 2016	12.54	11.30	0.04
December 2015	12.60	10.78	0.08
September 2015	11.84	10.75	0.04

June 2015	$12.60	$11.50	$0.04
March 2015	12.45	10.78	0.04
December 2014	11.01	10.78	0.04
September 2014	11.45	10.75	0.04